Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of financial instruments with carrying amounts that differ from fair values
Financial instruments with carrying amounts that differ from their fair values are as follows:

		December 31, 2018		December 31, 2017
	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Capital lease obligations	Level 2	$86,568	$78,373	$66,969	$61,872
Convertible Debentures	Level 2	39,976	48,371	40,000	38,700
Credit facilities	Level 3	194,918	194,918	32,000	32,000
Mortgage	Level 2	19,900	19,900	—	—
Promissory notes	Level 2	42,937	42,937	—	—

Schedule of non-financial assets measured at fair value on a non-recurring basis
Non-financial assets measured at estimated fair market value on a non-recurring basis as at December 31, 2018 and 2017 in the financial statements are summarized below:

	December 31, 2018		December 31, 2017
	Change in Fair Value	Carrying Amount	Change in Fair Value	Carrying Amount
Assets held for sale	$(1,278)	$672	$(72)	$5,642

Schedule of major customers
At December 31, 2018 and December 31, 2017, the following customers represented 10% or more of accounts receivable and contract assets:

	December 31, 2018	December 31, 2017
Customer 1	33%	42%
Customer 2	16%	20%
Customer 3	12%	10%
Customer 4	7%	10%
Customer 5	4%	12%
The following customers accounted for 10% or more of total revenues:

Year ended December 31,	2018	2017
Customer A	43%	44%
Customer B	23%	26%
Customer C	21%	17%
Customer D	9%	11%

Schedule of maximum exposure to credit risk for accounts receivable and unbilled revenue
The Company’s maximum exposure to credit risk for accounts receivable and contract assets is as follows:

	December 31, 2018	December 31, 2017
Trade accounts receivable	$67,913	$45,158
Holdbacks	558	558
Accrued trade receivables	9,807	—
Other receivables	4,121	1,090
Total accounts receivable	$82,399	$46,806
Contract assets	10,673	21,572
Total	$93,072	$68,378

Schedule of trade receivables aging
As at December 31, 2018 and December 31, 2017, trade receivables and holdbacks are aged as follows:

	December 31, 2018	December 31, 2017
Not past due	$60,326	$42,882
Past due 1-30 days	6,649	2,566
Past due 31-60 days	728	—
More than 61 days	768	268
Total	$68,471	$45,716